Components of Other Comprehensive Income/(Loss) - Schedule of Reclassification from AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt securities gains/(losses), net	$ 52	$ 483	$ 1,485
Interest and fees on loans	1,286,470	816,806	679,917
All other expense	136,036	135,134	115,448
Tax expense/(benefit)	157,602	131,892	106,810
Net income/(loss)	(556,507)	(176,980)	(238,511)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income/(loss)	10,997	2,375	2,439
Reclassification out of Accumulated Other Comprehensive Income | Securities AFS
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt securities gains/(losses), net	(52)	(483)	(1,485)
Tax expense/(benefit)	13	185	568
Net income/(loss)	(39)	(298)	(917)
Reclassification out of Accumulated Other Comprehensive Income | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest and fees on loans	2,845	(4,771)	(2,260)
Tax expense/(benefit)	(703)	1,826	865
Net income/(loss)	2,142	(2,945)	(1,395)
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
All other expense	11,814	9,101	7,697
Tax expense/(benefit)	(2,920)	(3,483)	(2,946)
Net income/(loss)	$ 8,894	$ 5,618	$ 4,751